Statements of Changes In Shareholders' Equity (Deficit) - USD ($) $ in Thousands		Issued capital [member]	Capital reserve [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance - January 1, 2021 at Dec. 31, 2019		$ 6,555		$ (70)	$ (5,678)	$ 552	$ 1,359
Beginning balance, shares at Dec. 31, 2019	[1]	15,692,126
IfrsStatementLineItems [Line Items]
Net loss for the period					(5,921)	(32)	(5,953)
Adjustments arising from translating financial statements of foreign operations				(1,269)			(1,269)
Net comprehensive loss for the period				(1,269)	(5,921)	(32)	(7,222)
Issuance of shares in private placement, net		$ 163					163
Issuance of shares in private placement, net, shares		277,779
Exercise of warrants (note 14(K))		$ 98					98
Exercise of warrants, shares		182,142
Exercise of options (note 14(M))		$ 39					39
Exercise of stock options, shares		123,386
Issuance of shares in private placement, net (note 14(L))		$ 2,570					2,570
Issuance of shares in private placement, net, shares		5,816,784
Issuance of warrants for services (note 14 (P))		$ 52					52
Issuance of warrants for services, shares
Issuance of shares for services (note 14 (C)(E)(J))		$ 168					168
Issuance of shares for services (note 14 (C)(E)(J)), shares		127,693
Issuance of stock options for services (note15(B)(xii))		$ 800					800
Issuance of shares for services, shares
Share based compensation (note 15(b)(xii))							800
Balance - December 31, 2021 at Dec. 31, 2020		$ 10,445		(1,339)	(11,599)	520	(1,973)
Beginning balance, shares at Dec. 31, 2020	[1]	22,219,910
IfrsStatementLineItems [Line Items]
Net loss for the period					(39,239)	(1,051)	(40,290)
Adjustments arising from translating financial statements of foreign operations				631		(76)	555
Net comprehensive loss for the period				631	(39,239)	(1,127)	(39,735)
Exercise of warrants (note 14(K))		$ 12,929	(9,201)				3,728
Exercise of warrants, shares		2,514,693
Exercise of options (note 14(M))		$ 742					742
Exercise of stock options, shares		286,223
Issuance of shares in private placement, net (note 14(L))		$ 3,338					3,338
Issuance of shares in private placement, net, shares		1,305,662
Reclassification of warrant liability (note 12)			43,964				43,964
Share based compensation (note 15(b)(xii))		843					843
Balance - December 31, 2021 at Dec. 31, 2021		$ 28,297	$ 34,763	$ (708)	$ (50,838)	$ (607)	$ 10,907
Beginning balance, shares at Dec. 31, 2021	[2]	26,326,488

[1]	On August 13, 2021, the Board and the TSX-V approved a 1-for-3 reverse stock split, (the “Reverse Split”). Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.
[2]	On August 13, 2021, the Board and the TSX-V approved a 1-for-3 reverse stock split, (the “Reverse Split”). Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.